Gain (loss) on disposals of business and corporate transactions - Acquisition of Thanachart Fund Management Co, Ltd. in Thailand (Details) - USD ($) $ in Millions			12 Months Ended
		Dec. 27, 2019	Dec. 31, 2019
Fair value of acquired assets, assumed liabilities and resulting goodwill
Goodwill arising on acquisition	[1]		$ 969
TMB Asset Management Co., Ltd.
Acquisition
Proportion of ownership interest in subsidiary, joint venture, associate or significant holding, held indirectly		65.00%	65.00%
Thanachart Fund Management Co., Ltd.
Acquisition
Percentage of interest acquired		50.10%
Remaining percentage of interest under option		100.00%
Reduction in equity in respect of discounted expected consideration payable for remaining interest		$ 130
Fair value of acquired assets, assumed liabilities and resulting goodwill
Other assets			$ 28
Cash and cash equivalents			2
Total assets			30
Other liabilities			(7)
Non-controlling interests			(141)
Net assets acquired and liabilities assumed			(118)
Goodwill arising on acquisition			260
Purchase consideration			$ 142
Thanachart Fund Management Co., Ltd. | Thanachart Bank Public Company Ltd
Acquisition
Percentage of interest held		49.90%

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1